Statements of Consolidated Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Investing Activities
Cash acquired from businesses acquisition	$ 38	$ 168